Principal activities and organization (Tables)	12 Months Ended
Dec. 31, 2016
Principal activities and organization
Summary of principal subsidiaries, VIEs and subsidiaries of VIEs
As of December 31, 2016, the Company’s principal subsidiaries, VIEs and subsidiaries of VIEs are as follows:

Name	Date of incorporation or acquisition	Place of operations	% equity interest
Subsidiaries
Bitauto Hong Kong Limited	April 27, 2010	Hong Kong	100
Yixin Capital Limited (“Yixin”)	November 19, 2014	Cayman Islands	100
Yixin Capital Hong Kong Limited	November 27, 2014	Hong Kong	100
Beijing Bitauto Internet Information Company Limited	January 20, 2006	PRC	100
Xinche Investment (Shanghai) Company Limited	January 16, 2015	PRC	100
Shanghai Yixin Financing Leasing Company Limited	August 12, 2014	PRC	100
Shanghai Techuang Advertising Company Limited	January 29, 2015	PRC	100
Bitauto (Xi’an) Information Technology Company Limited	January 22, 2014	PRC	100
KKC Holdings Limited (“KKC”)	November 10, 2016	Cayman Islands	49.7
KKC Holdings Limited	November 10, 2016	Hong Kong	49.7
Beijing Kankanche Science & Technology Limited	November 10, 2016	PRC	49.7

VIEs and subsidiaries of VIEs
Beijing C&I Advertising Company Limited	December 30, 2002	PRC	100
Beijing Bitauto Information Technology Company Limited	November 30, 2005	PRC	100
Beijing Easy Auto Media Company Limited	March 7, 2008	PRC	100
Beijing Chehui Interactive Advertising Company Limited	February 10, 2006	PRC	100
Beijing Bitauto Interactive Advertising Company Limited	December 12, 2007	PRC	100
Beijing You Jie Information Company Limited	July 11, 2008	PRC	100
Beijing Xinbao Information Technology Company Limited	February 2, 2008	PRC	100
Bitauto (Tianjin) Commerce Company Limited	May 16, 2014	PRC	100
Beijing Bit EP Information Technology Company Limited (“Bit EP”)	June 3, 2011	PRC	100
Beijing Runlin Automobile and Technology Company Limited (“Beijing Runlin”)	October 1, 2014	PRC	51
Target Net (Beijing) Technology Company Limited (“Target Net”)	July 24, 2014	PRC	51
Beijing New Line Advertising Company Limited	June 8, 2006	PRC	100
Beijing BitOne Technology Company Limited	August 13, 2010	PRC	100
Beijing Yixin Information Technology Company Limited	January 9, 2015	PRC	100
Beijing Kankanche Information Technology Limited	November 10, 2016	PRC	49.7

Summary of financial information of VIEs and subsidiaries of VIEs
The following financial information of the VIEs and subsidiaries of VIEs in the PRC was included in the Group’s consolidated financial statements with intercompany transactions eliminated:

	As of December 31,
	2015	2016
	RMB	RMB

Total assets	5,166,431	6,037,614
Total liabilities	3,593,119	4,338,170

	For the year ended December 31
	2014	2015	2016
	RMB	RMB	RMB

Revenue	2,608,665	4,153,558	4,389,398
Net income	488,954	217,858	126,673

	For the year ended December 31
	2014	2015	2016
	RMB	RMB	RMB

Net cash provided by operating activities	403,996	110,226	603,227
Net cash used in investing activities	(207,161)	(301,659)	(415,610)
Net cash provided by financing activities	-	641,084	39,107